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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9-30-12

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):

                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.

Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


 /s/ Roy G. Niederhoffer           New York, New York          10-19-12
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           30
Form 13F Information Table Value Total:       13,147
                                          (thousands)
List of Other Included Managers:                None


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
<CAPTAION>
                                                                                                      VOTING
                                                                                                    AUTHORITY:
                                                                                                       SOLE/
                                       TITLE OF            VALUE   SHRS. OR  SH/P PUT/  INV.  OTHER   SHARED/
NAME OF ISSUER                          CLASS     CUSIP   (X$1000) PRN. AMT.  RN  CALL DISCR. MNGR.    NONE
-------------------------------------- -------- --------- -------- --------- ---- ---- ------ ----- ----------
3M CO                                  COM      88579Y101      287      3100  SH       SOLE         SOLE
ACCENTURE LTD.                         COM      G1151C101      589      8400  SH       SOLE         SOLE
ALLERGAN INC                           COM      018490102      385      4200  SH       SOLE         SOLE
AUTOZONE INC.                          COM      053332102     1220      3300  SH       SOLE         SOLE
BRISTOL-MYERS SQUIBB CO.               COM      110122108      338     10000  SH       SOLE         SOLE
CERNER CORPORATION                     COM      156782104      418      5400  SH       SOLE         SOLE
CHIPOTLE MEXICAN GRILL, INC.           COM      169656105      318      1000  SH       SOLE         SOLE
CISCO SYSTEMS INC.                     COM      17275R102      434     22700  SH       SOLE         SOLE
COLGATE-PALMOLIVE CO.                  COM      194162103      987      9200  SH       SOLE         SOLE
COSTCO WHOLESALE CORPORATION           COM      22160K105      261      2600  SH       SOLE         SOLE
DVA                                    COM      23918K108      342      3300  SH       SOLE         SOLE
EXPRESS SCRIPTS INC.                   COM      30219G108      220      3500  SH       SOLE         SOLE
FORD MOTOR CO                          COM      345370860      212     21400  SH       SOLE         SOLE
GENERAL MILLS INC.                     COM      370334104      451     11300  SH       SOLE         SOLE
INTERNATIONAL BUSINESS MACHINES        COM      459200101      415      2000  SH       SOLE         SOLE
ISHARES FTSE/XINHUA 25                 ETF      464287184      568     16400  SH       SOLE         SOLE
ISHARES IBOXX $ INVEST GRADE CORP BOND ETF      464287242      268      2200  SH       SOLE         SOLE
KRAFT FOODS INC.                       COM      50075N104      216      5200  SH       SOLE         SOLE
LAS VEGAS SANDS CORP                   COM      517834107      441      9500  SH       SOLE         SOLE
MEDTRONIC INC.                         COM      585055106      363      8400  SH       SOLE         SOLE
MONSANTO CO. (NEW)                     COM      61166W101     1294     14200  SH       SOLE         SOLE
PENNEY (J.C.) CO.INC. (HOLDING CO.)    COM      708160106      307     12600  SH       SOLE         SOLE
PNC FINANCIAL SERVICES GROUP (THE)     COM      693475105      228      3600  SH       SOLE         SOLE
TEVA PHARMACEUTICALS LTD               COM      881624209      435     10500  SH       SOLE         SOLE
TJX COMPANIES INC. (NEW)               COM      872540109      224      5000  SH       SOLE         SOLE
TSM                                    COM      874039100      499     31500  SH       SOLE         SOLE
UNION PACIFIC CORP                     COM      907818108      202      1700  SH       SOLE         SOLE
UNITED PARCEL SERVICE INC              Cl B     911312106      416      5800  SH       SOLE         SOLE
UTILITIES SEL SPDR                     COM      81369Y886      568     15600  SH       SOLE         SOLE
WALGREEN CO.                           COM      931422109      241      6600  SH       SOLE         SOLE